Income taxes (Details 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 761	$ 803	$ 703
Additions for tax positions related to current year	21	37	126
Additions for tax positions related to prior years	59	43	38
Reductions for tax positions related to prior years	(49)	(45)	(48)
Reductions for settlements		(61)	(4)
Reductions for expiration of statute of limitations	(3)	(16)	(12)
Unrecognized tax benefits, ending	789	761	803
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	667	593	646
Interest and penalties, recognized	27	(13)	18
Interest and penalties, accrued	$ 201	$ 170	$ 116